Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Share Premium [Member]	Fair Value Reserves [Member]	Accumulated Deficit [Member]	Share Based Payment Reserve [Member]	Foreign Currency Translation Reserve [Member]	Total [Member]	Non-Controlling Interests [Member]
Beginning balance at Mar. 31, 2017	$ 1,405,462	$ 46	$ 1,607,373	$ 952	$ (298,581)	$ 61,410	$ 33,601	$ 1,404,801	$ 661
Total comprehensive income (loss) for the year
Profit (loss) for the year	(220,240)				(218,412)			(218,412)	(1,828)
Other comprehensive income (loss)
Foreign currency translation differences	(1,915)						(1,896)	(1,896)	(19)
Net change in fair value of available-for-sale financial assets	2,280			2,280				2,280
Remeasurement of defined benefit (asset) liability	(422)				(422)			(422)
Other comprehensive income (loss) for the year, net of tax	(57)			2,280	(422)		(1,896)	(38)	(19)
Total comprehensive loss for the year	(220,297)			2,280	(218,834)		(1,896)	(218,450)	(1,847)
Contributions by owners
Share-based payment	44,860					44,874		44,874	(14)
Issue of ordinary shares on exercise of share based awards	46	1	27,462			(27,417)		46
Transfer to accumulated deficit on expiry of share based awards					63	(63)
Issue of ordinary shares in placement offering	325,861	5	325,856					325,861
Total contributions by owners	370,767	6	353,318		63	17,394		370,781	(14)
Changes in ownership interests in subsidiaries that do not result in a loss of control
Contribution by non-controlling interests	3,000				1,502			1,502	1,498
Total changes in ownership interest in subsidiaries	3,000				1,502			1,502	1,498
Total transactions with owners	373,767	6	353,318		1,565	17,394		372,283	1,484
Ending balance at Mar. 31, 2018	1,558,932	52	1,960,691	3,232	(515,850)	78,804	31,705	1,558,634	298
Adjustment on initial application of IFRS 9 (net of tax)				(2,090)	2,090
Adjusted balance as at April 1, 2018	1,558,932	52	1,960,691	1,142	(513,760)	78,804	31,705	1,558,634	298
Total comprehensive income (loss) for the year
Profit (loss) for the year	(167,883)				(167,759)			(167,759)	(124)
Other comprehensive income (loss)
Foreign currency translation differences	(72,919)						(72,907)	(72,907)	(12)
Equity instruments at FVOCI - net change in fair value	(508)			(508)				(508)
Remeasurement of defined benefit (asset) liability	(585)				(585)			(585)
Other comprehensive income (loss) for the year, net of tax	(74,012)			(508)	(585)		(72,907)	(74,000)	(12)
Total comprehensive loss for the year	(241,895)			(508)	(168,344)		(72,907)	(241,759)	(136)
Contributions by owners
Share-based payment	40,033					40,002		40,002	31
Issue of ordinary shares on exercise of share based awards	298		16,627			(16,329)		298
Transfer to accumulated deficit on expiry of share based awards					50	(50)
Total contributions by owners	40,331		16,627		50	23,623		40,300	31
Ending balance at Mar. 31, 2019	1,357,368	52	1,977,318	634	(682,054)	102,427	(41,202)	1,357,175	193
Total comprehensive income (loss) for the year
Profit (loss) for the year	(447,517)				(447,781)			(447,781)	264
Other comprehensive income (loss)
Foreign currency translation differences	(73,252)						(72,964)	(72,964)	(288)
Equity instruments at FVOCI - net change in fair value	(1,979)			(1,979)				(1,979)
Remeasurement of defined benefit (asset) liability	(346)				(324)			(324)	(22)
Other comprehensive income (loss) for the year, net of tax	(75,577)			(1,979)	(324)		(72,964)	(75,267)	(310)
Total comprehensive loss for the year	(523,094)			(1,979)	(448,105)		(72,964)	(523,048)	(46)
Contributions by owners
Share-based payment	41,648					41,648		41,648
Issue of ordinary shares on exercise of share based awards			8,237			(8,237)
Transfer to accumulated deficit on expiry of share based awards					290	(100)		190	(190)
Total contributions by owners	41,648		8,237		290	33,311		41,838	(190)
Changes in ownership interests in subsidiaries that do not result in a loss of control
Financial liability for acquisition of non-controlling interest	(14,550)				(14,550)			(14,550)
Acquisition of non-controlling interest	(3,178)				(3,178)			(3,178)
Acquisition of subsidiary with non-controlling interest	4,098								4,098
Total changes in ownership interest in subsidiaries	(13,630)				(17,728)			(17,728)	4,098
Total transactions with owners	28,018		8,237		(17,438)	33,311		24,110	3,908
Ending balance at Mar. 31, 2020	$ 862,292	$ 52	$ 1,985,555	$ (1,345)	$ (1,147,597)	$ 135,738	$ (114,166)	$ 858,237	$ 4,055